Filed pursuant to Rule 497(e)

File Registration Nos.: 811-22933 and 333-222145

July 17, 2018

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

Class A Shares (GIREX), Class C Shares (GCREX), Class I Shares (GRIFX),
Class L Shares (GLREX), and Class M Shares (GMREX) of Beneficial Interest

Supplement dated July 17, 2018 to the

Prospectus dated December 18, 2017

This Supplement revises each applicable Prospectus (the “Prospectus”) for Class A, Class C, Class I, Class L, and Class M, each dated December 18, 2017, of the Griffin Institutional Access Real Estate Fund (the “Fund”) and supersedes and replaces the supplements to the Prospectus dated January 26, 2018 and July 13, 2018. This Supplement updates certain information contained in each Prospectus. Please review this important information carefully.

The following information supplements the information contained in each Prospectus:

In September 2017, CenterSquare Investment Management, Inc. (“CSIM”) announced that it signed a definitive agreement to separate from its parent, The Bank of New York Mellon (“BNY Mellon”). BNY Mellon agreed to sell the assets of CSIM, including CSIM’s sub-advisory relationship with the Fund, to certain members of CSIM’s former management team and private funds sponsored by Lovell Minnick Partners LLC, a private equity firm (“Lovell Minnick”), and certain co-investors (the “Transaction”) on January 2, 2018 (the “Effective Date”). Under the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction created a change in control in CSIM, which thereby resulted in an “assignment” and automatic termination of the Fund’s previous Investment Sub-Advisory Agreement with CSIM (the “Previous Agreement”) on the Effective Date.

On November 20, 2017, the Board of Trustees of the Fund (the “Board”) considered and approved CenterSquare Investment Management LLC (“CenterSquare”), as an interim investment sub-adviser to the Fund, subject to shareholder approval, in order for CenterSquare to continue to provide services to the Fund without disruption. CenterSquare is a recently-formed entity owned by (i) members of the former management team of CSIM, the Fund’s former sub-adviser; (ii) private funds sponsored by Lovell Minnick; and (iii) certain co-investors. The Interim Investment Sub-Advisory Agreement (the “Interim Agreement”) for the Fund between the Fund’s investment adviser, Griffin Capital Advisor, LLC (the “Adviser”), and CenterSquare went into effect on January 2, 2018.

Under the terms of the new Sub-Advisory Agreement by and between the Adviser and CenterSquare which replaces the Interim Agreement (the "New Sub-Advisory Agreement"), there was no increase in the advisory fee payable by the Fund to the Adviser as a consequence of the Transaction, and the sub-advisory fee payable by the Adviser to CenterSquare under the New Sub-Advisory Agreement and the Interim Agreement is the same as that payable by the Adviser to CenterSquare under the Previous Agreement. Both the New Sub-Advisory Agreement and Interim Agreement are substantially similar in all material respects to the Previous Agreement, and the Fund’s investment strategy, management policies, and portfolio managers will not change in connection with the implementation of the New Sub-Advisory Agreement.

Under the 1940 Act, a new sub-advisory agreement generally requires approval by a majority of such investment company’s outstanding voting securities, as defined in the 1940 Act, before it can go into effect. Therefore, the Board called a Special Meeting of Shareholders of the Fund (the “Special Meeting”) to seek shareholder approval of the New Sub-Advisory Agreement in order to ensure that CenterSquare can continue to provide uninterrupted service as sub-adviser to the Fund after the Interim Agreement’s term ends.

While the Special Meeting originally was scheduled for April 2, 2018, the Special Meeting was adjourned several times in order to allow for additional time to solicit shareholder votes in order for a quorum to be present at the Special Meeting. Having reached a quorum, shareholders approved the New Sub-Advisory Agreement at the Special Meeting on June 27, 2018. Of the votes cast at the Special Meeting, more than 90% were cast in favor of the New Sub-Advisory Agreement.

Any reference to CenterSquare Investment Management, Inc. in the Prospectus should be replaced with CenterSquare Investment Management LLC.

* * * *

This Supplement, and each Prospectus and SAI dated December 18, 2017 of the Fund, provide relevant information for all shareholders. Each Prospectus and SAI of the Fund have been filed with the U.S. Securities and Exchange Commission, and are incorporated by reference. These can be obtained without charge by calling the Fund at 1-888-926-2688 or by visiting http://www.griffincapital.com

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Registration Nos.: 811-22933 and 333-222145

July 17, 2018

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

Class A Shares (GIREX), Class C Shares (GCREX), Class I Shares (GRIFX),
Class L Shares (GLREX), and Class M Shares (GMREX) of Beneficial Interest

Supplement dated July 17, 2018 to the

Statement of Additional Information dated December 18, 2017

This Supplement revises each applicable Statement of Additional Information (“SAI”) for Class A, Class C, Class I, Class L, and Class M, each dated December 18, 2017, of the Griffin Institutional Access Real Estate Fund (the “Fund”) and supersedes and replaces the supplements to each SAI dated January 26, 2018 and July 13, 2018. This Supplement updates certain information contained in each SAI. Please review this important information carefully.

The following information supplements the information contained in each SAI:

In September 2017, CenterSquare Investment Management, Inc. (“CSIM”) announced that it signed a definitive agreement to separate from its parent, The Bank of New York Mellon (“BNY Mellon”). BNY Mellon agreed to sell the assets of CSIM, including CSIM’s sub-advisory relationship with the Fund, to certain members of CSIM’s former management team and private funds sponsored by Lovell Minnick Partners LLC, a private equity firm (“Lovell Minnick”), and certain co-investors (the “Transaction”) on January 2, 2018 (the “Effective Date”). Under the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction created a change in control in CSIM, which thereby resulted in an “assignment” and automatic termination of the Fund’s previous Investment Sub-Advisory Agreement with CSIM (the “Previous Agreement”) on the Effective Date.

On November 20, 2017, the Board of Trustees of the Fund (the “Board”) considered and approved CenterSquare Investment Management LLC (“CenterSquare”), as an interim investment sub-adviser to the Fund, subject to shareholder approval, in order for CenterSquare to continue to provide services to the Fund without disruption. CenterSquare is a recently-formed entity owned by (i) members of the former management team of CSIM, the Fund’s former sub-adviser; (ii) private funds sponsored by Lovell Minnick; and (iii) certain co-investors. The Interim Investment Sub-Advisory Agreement (the “Interim Agreement”) for the Fund between the Fund’s investment adviser, Griffin Capital Advisor, LLC (the “Adviser”), and CenterSquare went into effect on January 2, 2018.

Under the terms of the new Sub-Advisory Agreement by and between the Adviser and CenterSquare which replaces the Interim Agreement (the "New Sub-Advisory Agreement"), there was no increase in the advisory fee payable by the Fund to the Adviser as a consequence of the Transaction, and the sub-advisory fee payable by the Adviser to CenterSquare under the New Sub-Advisory Agreement and the Interim Agreement is the same as that payable by the Adviser to CenterSquare under the Previous Agreement. Both the New Sub-Advisory Agreement and Interim Agreement are substantially similar in all material respects to the Previous Agreement, and the Fund’s investment strategy, management policies, and portfolio managers will not change in connection with the implementation of the New Sub-Advisory Agreement.

Under the 1940 Act, a new sub-advisory agreement generally requires approval by a majority of such investment company’s outstanding voting securities, as defined in the 1940 Act, before it can go into effect. Therefore, the Board called a Special Meeting of Shareholders of the Fund (the “Special Meeting”) to seek shareholder approval of the New Sub-Advisory Agreement in order to ensure that CenterSquare can continue to provide uninterrupted service as sub-adviser to the Fund after the Interim Agreement’s term ends.

While the Special Meeting originally was scheduled for April 2, 2018, the Special Meeting was adjourned several times in order to allow for additional time to solicit shareholder votes in order for a quorum to be present at the Special Meeting. Having reached a quorum, shareholders approved the New Sub-Advisory Agreement at the Special Meeting on June 27, 2018. Of the votes cast at the Special Meeting, more than 90% were cast in favor of the New Sub-Advisory Agreement.

Any reference to CenterSquare Investment Management, Inc. in the Prospectus should be replaced with CenterSquare Investment Management LLC.

* * * *

This Supplement, and each Prospectus and SAI dated December 18, 2017 of the Fund, provide relevant information for all shareholders. Each Prospectus and SAI of the Fund have been filed with the U.S. Securities and Exchange Commission, and are incorporated by reference. These can be obtained without charge by calling the Fund at 1-888-926-2688 or by visiting http://www.griffincapital.com

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE